Cover	Oct. 16, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 16, 2023
Entity Registrant Name	NVN Liquidation, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37880
Entity Tax Identification Number	20-4427682
Entity Address, Address Line One	P.O. Box 64
Entity Address, City or Town	Pittsboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27312
City Area Code	919
Local Phone Number	485-8080
Entity Information, Former Legal or Registered Name	Novan, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	NOVNQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001467154
Former Address
Document Information [Line Items]
Entity Address, Address Line One	4020 Stirrup Creek Drive
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27703